Net Income Per Common Share and Equity per Common Share (Schedule Of Earnings Per Share) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Income Per Common Share and Equity per Commn Share [Abstract]
Average common shares outstanding during the period for basic computation	176,788	176,864	176,140
Dilutive effect of employee stock-based compensation	729	899	674
Average common shares outstanding during the period for diluted computation	177,517	177,763	176,814